Share-Based Compensation (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-Based Compensation (Textual)
Share-based compensation expense	$ 122,950	$ 20,955	$ 380,982	$ 89,013
Share-based compensation, options exercised
Share-based compensation, options outstanding			27,750,000	14,000,000
Share-based compensation, options outstanding, weighted average exercise price (in dollars per share)			$ 0.1037	$ 0.1357
Options exercisable (in shares)			9,712,500
Proceeds from the issuance of notes payable	$ 400,000	$ 92,250	$ 149,750	$ 140,000
Common stock, par value (in dollars per share)	$ 0.001		$ 0.001	$ 0.001
Maturity date	Sep. 01, 2019
Interest rate	10.00%
Conversion price (in dollars per shares)	$ 0.10
Number of warrants issued	200,000
Exercise price of warrants	$ 0.07
Employee Stock Option [Member]
Share-Based Compensation (Textual)
Share-based compensation, option awards, granted	0
Share-based compensation, options exercised	0
Share-based compensation, options forfeited	0
Share-based compensation, options expired	0
Share-based compensation, options outstanding	27,750,000
Share-based compensation, options outstanding, weighted average exercise price (in dollars per share)	$ 0.104		$ 0.1037	$ 0.136	$ 0.000
Share-based compensation, options outstanding, weighted average remaining contractual term	6 years 2 months 12 days		6 years 6 months	4 years 2 months 26 days
Options outstanding aggregate intrinsic value	$ 1,048,000		$ 0	$ 0
Options exercisable (in shares)	12,145,000		9,712,500	0
Unrecognized compensation costs related to unvested equity awards, net of estimated forfeitures	$ 429,000		$ 536,000	$ 97,000	$ 0
Weighted average basis over period	1 year